Short Term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2017
Image P2P Trading Group Limited [Member]
Schedule of Short Term Loans

Short term loans consisted of the following as of June 30, 2017 and December 31, 2016:

	2017	2016
Jiangxi Rural Credit Union & Rural Commercial bank	$-	$720,773
Jiangxi Rural Credit Union & Rural Commercial bank	1,475,601	-
Jiangxi Rural Credit Union & Rural Commercial bank	737,800	-
Jiangxi Rural Credit Union & Rural Commercial bank	295,120	-
	$2,508,522	$720,773